SCHEDULE OF REAL ESTATE PROPERTIES FOR LEASE (Details)	12 Months Ended
Dec. 31, 2025
Plant [Member]
Property, Plant and Equipment [Line Items]
Real estate properties for lease use life	20 years
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Real estate properties for lease use life	50 years